Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 9,560	$ 8,565	$ 7,335
Tax lossses carryforward
Deferred income tax assets and liabilities
Deferred tax asset (liability)	5,757	4,328
Employee post retirement obligations
Deferred income tax assets and liabilities
Deferred tax asset (liability)	504	744
Provision For litigation
Deferred income tax assets and liabilities
Deferred tax asset (liability)	346	356
Timing differences arising from assets and liabilities
Deferred income tax assets and liabilities
Deferred tax asset (liability)	4,384	4,331
Fair value of financial instruments
Deferred income tax assets and liabilities
Deferred tax asset (liability)	1,373	1,355
Allocated goodwill
Deferred income tax assets and liabilities
Deferred tax asset (liability)	(2,857)	(2,623)
Other Temporary Differences
Deferred income tax assets and liabilities
Deferred tax asset (liability)	53	74
Temporary differences
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 3,803	$ 4,237